Net assets (Details) - MXN ($)																																																											12 Months Ended
	Dec. 31, 2022	Dec. 19, 2022	Dec. 15, 2022	Dec. 09, 2022	Nov. 25, 2022	Nov. 22, 2022	Oct. 21, 2022	Sep. 28, 2022	Sep. 23, 2022	Sep. 15, 2022	Sep. 14, 2022	Sep. 09, 2022	Aug. 26, 2022	Aug. 19, 2022	Jul. 21, 2022	Jul. 14, 2022	Jul. 01, 2022	Jun. 27, 2022	Jun. 17, 2022	Jun. 07, 2022	May 31, 2022	May 20, 2022	May 12, 2022	Apr. 28, 2022	Apr. 20, 2022	Mar. 23, 2022	Mar. 17, 2022	Feb. 28, 2022	Feb. 22, 2022	Feb. 10, 2022	Feb. 09, 2022	Jan. 31, 2022	Dec. 23, 2021	Dec. 17, 2021	Nov. 26, 2021	Nov. 25, 2021	Oct. 29, 2021	Sep. 29, 2021	Sep. 20, 2021	Sep. 09, 2021	Sep. 03, 2021	Aug. 31, 2021	Jul. 07, 2021	May 12, 2021	Apr. 30, 2021	Apr. 23, 2021	Apr. 14, 2021	Apr. 08, 2021	Mar. 26, 2021	Mar. 22, 2021	Mar. 12, 2021	Feb. 25, 2021	Feb. 19, 2021	Feb. 11, 2021	Feb. 10, 2021	Jan. 29, 2021	Jan. 22, 2021	Jan. 13, 2021	Dec. 31, 2022	Dec. 31, 2021
Net assets [Abstract]
Net assets - Issued member's equity																																																											$ 428,378	$ 7,050,551
Net assets, Capital Reimbursement																																																											$ 298,773,702	$ 45,721,041
Murano P.V. [Member]
Net assets [Abstract]
Net assets - Issued member's equity					$ 100,000					$ 150,000																						$ 128,378	$ 150,000	$ 150,000	$ 300,000		$ 200,000			$ 1,994,400	$ 1,996,150	$ 1,050,000
Operadora Hotelera I421 [Member]
Net assets [Abstract]
Net assets - Issued member's equity																														$ 50,000						$ 900,000
Operadora Hotelera GI [Member]
Net assets [Abstract]
Net assets - Issued member's equity																																				$ 210,001
Operadora Hotelera GI II [Member]
Net assets [Abstract]
Net assets - Issued member's equity																																											$ 100,000
Murano World [Member]
Net assets [Abstract]
Net assets, Capital Reimbursement	$ 85,500,000	$ 21,959,260	$ 10,822,900	$ 9,848,850	$ 100,000	$ 24,291,625	$ 14,089,040	$ 250,000	$ 5,200,675		$ 1,089,785	$ 1,001,485	$ 4,979,950	$ 3,255,805	$ 5,110,175	$ 4,157,640	$ 30,216,450	$ 5,009,125	$ 4,133,500	$ 3,623,356	$ 4,239,475	$ 2,994,945	$ 10,186,000	$ 5,089,000	$ 1,993,770	$ 13,748,700	$ 4,174,860	$ 4,800,000	$ 12,183,780		$ 1,658,600				$ 300,000			$ 4,021,040	$ 300,000	$ 1,994,400	$ 1,996,150	$ 4,486,688		$ 1,500,000	$ 3,994,240	$ 1,987,400	$ 3,617,100	$ 3,225,792	$ 3,118,230	$ 2,044,150	$ 629,559	$ 3,087,495	$ 1,213,542	$ 602,739	$ 201,227	$ 4,043,360	$ 1,957,930	$ 1,200,000
Murano World [Member]
Net assets [Abstract]
Net assets, Capital Reimbursement															$ 3,064,950																							$ 200,000